POST-EMPLOYMENT BENEFIT - Summary of Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Health Plan
Post-employment benefits	R$ 526,620	R$ 617,647
Defined benefit [member]
Health Plan
Post-employment benefits	526,322	617,314
Futura II [member] | Defined contribution [member]
Health Plan
Post-employment benefits	298	333
Futura [member] | Defined benefit [member]
Health Plan
Post-employment benefits	141,050	175,150
Health plan [member] | Health Insurance
Health Plan
Post-employment benefits	R$ 385,272	R$ 442,164